Business Segment Information (Q1) (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2024	Dec. 31, 2023
Business Segment Information [Abstract]
Summary Of Company's Reporting Segments

The following table provides information about IPALCO’s business segments (in thousands):

	Three Months Ended March 31, 2024			Three Months Ended March 31, 2023
	Utility	Other	Total	Utility	Other	Total
Revenue	$407,801	$—	$407,801	$491,386	$—	$491,386
Depreciation and amortization	$80,433	$—	$80,433	$69,852	$—	$69,852
Interest expense	$32,377	$11,271	$43,648	$23,875	$10,968	$34,843
Income/(loss) before income tax	$28,971	$(10,452)	$18,519	$35,502	$(11,173)	$24,329

	As of March 31, 2024			As of December 31, 2023
	Utility	Other	Total	Utility	Other	Total
Total assets	$6,570,826	$445,387	$7,016,213	$6,129,581	$51,942	$6,181,523

The following table provides information about IPALCO’s business segments (in thousands):

	2023			2022			2021
	Utility	Other	Total	Utility	Other	Total	Utility	Other	Total
Revenue	$1,649,917	$—	$1,649,917	$1,791,711	$—	$1,791,711	$1,426,132	$—	$1,426,132
Depreciation and amortization	$287,863	$—	$287,863	$266,504	$—	$266,504	$256,085	$—	$256,085
Interest expense	$99,051	$43,875	$142,926	$87,428	$43,804	$131,232	$84,256	$41,370	$125,626
Income/(loss) before income tax	$115,763	$(44,021)	$71,742	$162,862	$(44,377)	$118,485	$189,548	$(41,425)	$148,123
Capital expenditures(1)	$902,705	$—	$902,705	$496,510	$—	$496,510	$291,546	$—	$291,546

(1) Capital expenditures includes $0 thousand, $0 thousand and $36 thousand of payments for financed capital expenditures in 2023, 2022 and 2021, respectively.

	As of December 31, 2023			As of December 31, 2022			As of December 31, 2021
Total assets	$6,129,581	$51,942	$6,181,523	$5,559,977	$29,237	$5,589,214	$5,222,987	$16,780	$5,239,767